Financial Instruments	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Financial Instruments
Note 11: Financial Instruments
Financial assets and liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

June 30, 2021	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total

Cash and cash equivalents	352	1,990	-	-	2,342
Trade and other receivables	1,041	-	-	-	1,041
Other financial assets - current	77	-	-	-	77
Other financial assets - non-current (see note 12)	31	37	50	125	243
Trade payables (see note 13)	(146)	-	-	-	(146)
Accruals (see note 13)	(701)	-	-	-	(701)
Other financial liabilitie s - current (1)	(156)	(2)	-	-	(158)
Long-term indebtedness	(3,806)	-	-	-	(3,806)
Other financial liabilities - non current (see note 14) (2)	(192)	-	-	-	(192)
Total	(3,500)	2,025	50	125	(1,300)

December 31, 2020	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging	Total
Cash and cash equivalents	311	1,476	-	-	1,787
Trade and other receivables	1,151	-	-	-	1,151
Other financial assets - current	95	517	-	-	612
Other financial assets - non-current (see note 12)	35	17	46	100	198
Trade payables (see note 13)	(217)	-	-	-	(217)
Accruals (see note 13)	(761)	-	-	-	(761)
Other financial liabilities - current (1)(3)	(374)	(2)	-	-	(376)
Long-term indebtedness	(3,772)	-	-	-	(3,772)
Other financial liabilities - non current (see note 14) (2)	(223)	(1)	-	-	(224)
Total	(3,755)	2,007	46	100	(1,602)

(1)	Includes lease liabilities of $79 million (2020 - $83 million).
(2)	Includes lease liabilities of $192 million (2020 - $223 million).
(3)
Includes a commitment to repurchase up to $200 million of common shares related to the Company’s pre-defined
plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 15.

Cash and cash equivalents
Of total cash and cash equivalents, $68 million and $61
million at June 30, 2021 and December 31, 2020, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.
Debt-related activity
The Company did not issue notes or make any debt repayments in the six months ended June 30, 2021. The following table provides information regarding notes that the Company issued and repaid in the six months ended June 30, 2020.

MONTH/YEAR	TRANSACTION	PRINCIPAL AMOUNT (IN MILLIONS)
Notes issued
May 2020	2.239% Notes, due 2025	C$1,400
Notes repaid
January 2020	3.309% Notes, due 2021	C$550
January 2020	3.95% Notes, due 2021	US$139
The notes issued in May 2020 were immediately swapped into U.S. dollars and the Company used the $999 million of net proceeds for general corporate purposes, which included repayment of borrowings under the Company’s credit facility.
In January 2020, the Company repaid notes prior to their scheduled maturity dates for $640 million. This amount included early redemption premiums and the settlement of cross-currency swaps. The repayments were funded with commercial paper borrowings.
Commercial paper program
Under its commercial paper program, the Company may issue up to $1.8 billion of notes. There was no outstanding commercial paper at June 30, 2021 and December 31, 2020. In January 2020, the Company issued $630 million of commercial paper, the proceeds of which were used to redeem debt obligations ahead of their maturity. Most of the commercial paper was repaid in February and March 2020, primarily from funds borrowed under the Company’s credit facility.
Credit facility
The Company has a $1.8 billion syndicated credit facility agreement which matures in December 2024 and may be used to provide liquidity for general corporate purposes (including acquisitions or support for its commercial paper program). There were no outstanding borrowings under the credit facility at June 30, 2021 and December 31, 2020. The Company borrowed $1.0 billion in the first three months of 2020, of which a portion of the proceeds was used to repay commercial paper. In May 2020, the
C
ompany repaid its borrowings under the credit facility primarily with the proceeds it received from its May 2020 debt issuance. Based on the Company’s current credit ratings, the cost of borrowing under the facility is priced at LIBOR/EURIBOR plus 112.5 basis points. The Company has the option to request an increase, subject to approval by applicable lenders, in the lenders’ commitments in an aggregate amount of $600 million for a maximum credit facility commitment of $2.4 billion.
The U.K. Financial Conduct Authority, which regulates LIBOR, is phas ing
out the majority of LIBOR rates globally by the end of 2021. Key alternative reference rates have been established and progress continues to be made in establishing better liquidity and term structures required to efficiently replace the existing LIBOR structures. With the exception of the LIBOR-based benchmarks within the Company’s external credit facility, the Company has no material agreements with third parties that use or reference LIBOR as a benchmark rate which requires amendment.
The Company must maintain a ratio of net debt as defined in the credit agreement (total debt after swaps less cash and cash equivalents) as of the last day of each fiscal quarter to EBITDA as defined in the credit agreement (earnings before interest, income taxes, depreciation and amortization and other modifications described in the credit agreement) for the last four quarters ended of not more than 4.5:
1
. If the Company were to complete an acquisition with a purchase price of over $500 million, the ratio of net debt to EBITDA would temporarily increase
to 5.0:
1
for three quarters after completion, at which time the ratio would revert to
4.5
:
1
. As of June 30, 2021, the Company was in compliance with this covenant as its ratio of net debt to EBITDA, as calculated under the terms of its syndicated credit facility, was 0.6
:1.
Fair Value
The fair values of cash and cash equivalents, trade and other receivables, trade payables and accruals approximate their carrying amounts because of the short-term maturity of these instruments. The fair value of long-term debt and related derivative instruments is set forth below.

Debt and Related Derivative Instruments
Carrying Amounts
Amounts recorded in the consolidated statement of financial position are referred to as “carrying amounts”. The carrying amounts of primary debt are reflected in “Long-term indebtedness” and “Current indebtedness” and the carrying amounts of derivative instruments are included in “Other financial assets” and “Other financial liabilities”, both current and non-current,
in the consolidated statement of financial position, as appropriate.
Fair Value
The fair value of debt is estimated based on either quoted market prices for similar issues or current rates offered to the Company for debt of the same maturity. The fair value of interest rate swaps is estimated based upon discounted cash flows using applicable current market rates and considering non-performance
risk.
The following is a summary of debt and related derivative instruments that hedged the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2021	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
C$1,400, 2.239% Notes, due 2025	1,124	(125)	1,160	(125)
$600, 4.30% Notes, due 2023	598	-	646	-
$450, 3.85% Notes, due 2024 (1)	241	-	262	-
$500, 3.35% Notes, due 2026	497	-	543	-
$350, 4.50% Notes, due 2043 (1)	116	-	133	-
$350, 5.65% Notes, due 2043	342	-	470	-
$400, 5.50% Debentures, due 2035	396	-	528	-
$500, 5.85% Debentures, due 2040	492	-	689	-
Total	3,806	(125)	4,431	(125)
Long-term portion	3,806	(125)

	Carrying Amount		Fair Value
December 31, 2020	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
C$1,400, 2.239% Notes, due 2025	1,093	(100)	1,151	(100)
$600, 4.30% Notes, due 2023	597	-	657	-
$450, 3.85% Notes, due 2024 (1)	241	-	266	-
$500, 3.35% Notes, due 2026	497	-	557	-
$350, 4.50% Notes, due 2043 (1)	116	-	130	-
$350, 5.65% Notes, due 2043	342	-	471	-
$400, 5.50% Debentures, due 2035	395	-	531	-
$500, 5.85% Debentures, due 2040	491	-	696	-
Total	3,772	(100)	4,459	(100)
Long-term portion	3,772	(100)

(1)	Notes were partially redeemed in October 2018.
Fair value estimation
The following fair value measurement hierarchy is used for financial instruments that are measured in the consolidated statement of financial position at fair value:

●	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2 - inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices); and
●	Level 3 - inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2021				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	1,990	-	1,990

Other receivables (1)	-	-	37	37

Financial assets at fair value through earnings	-	1,990	37	2,027

Financial assets at fair value through other comprehensive income (2)	28	22	-	50

Derivatives used for hedging (3)	-	125	-	125

Total assets	28	2,137	37	2,202

Liabilities

Contingent consideration (4)	-	-	(2)	(2)

Financial liabilities at fair value through earnings	-	-	(2)	(2)

Total liabilities	-	-	(2)	(2)

December 31, 2020				Total

Assets	Level 1	Level 2	Level 3	Balance

Money market accounts	-	1,476	-	1,476

Warrants (5)	-	-	517	517

Other receivables (1)	-	-	17	17

Financial assets at fair value through earnings	-	1,476	534	2,010

Financial assets at fair value through other comprehensive income (2)	27	19	-	46

Derivatives used for hedging (3)	-	100	-	100

Total assets	27	1,595	534	2,156

Liabilities

Contingent consideration (4)	-	-	(3)	(3)

Financial liabilities at fair value through earnings	-	-	(3)	(3)

Total liabilities	-	-	(3)	(3)

(1)	Receivables under indemnification arrangement (see note 18).
(2)	Investments in entities over which the Company does not have control, joint control or significant influence.
(3)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.
(4)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.
(5)	Warrants related to the Company’s former investment in Refinitiv (see note 8).
The receivable from the indemnification arrangement is a level 3 in the fair value measurement hierarchy. The increase in the receivable between December 31, 2020 and June 30, 2021 reflected additional payments that are expected to be recovered and a fair value loss based on interest rates associated with the indemnifying party’s credit profile.
The following reflects the change in the fair value of the Refinitiv warrants, which are a level 3 in the fair value measurement hierarchy, for the six months ended June 30, 2021:

Six months ended June 30,

2021
December 31, 2020	517
Gain recognized prior to the sale of Refinitiv to LSEG within other operating gains, net	9
Exercise of warrants on date of sale of Refinitiv to LSEG (see note 8)	(526)
June 30, 2021	-
The Company recognizes transfers into and out of the fair value measurement hierarchy levels at the end of the reporting period in which the event or change in circumstances that caused the transfer occurred. There were no transfers between hierarchy levels for the six months ended June 30, 2021.
Valuation Techniques
The fair value of financial instruments that are not traded in an active market (for example, over-the-counter
derivatives) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2. If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
Specific valuation techniques used to value financial instruments include:

●	Quoted market prices or dealer quotes for similar instruments;
●	The fair value of cross-currency interest rate swaps are calculated as the present value of the estimated future cash flows based on observable yield curves;
●	The fair value of other receivables considers estimated future cash flows, current market interest rates and non-performance risk; and
●	The fair value of contingent consideration is calculated based on estimates of future revenue performance.
Valuation of the Refinitiv Warrants at December 31, 2020

●
On August 1, 2019, the Company and private equity funds affiliated with Blackstone agreed to sell Refinitiv, in which the Company owned a 45% interest, to LSEG, in an all share transaction which closed on January 29, 2021 (see note 8). Under the terms of the warrant agreement, the transaction constituted a change in control whereby the exercise of the warrants in connection with the closing of the transaction entitled the Company to an additional 4.5 million shares of YPL. The value of the warrants at December 31, 2020 reflected the entry into a definitive agreement for the sale of the Refinitiv business on August 1, 2019. The closing of the transaction on January 29, 2021 was not considered an adjusting subsequent event, and therefore the value at December 31, 2020 was not adjusted to incorporate the closing of the transaction. As such, the value was primarily based on the number of incremental shares in YPL to which the Company was entitled upon closing and the share price of LSEG on December 31, 2020. The valuation also incorporated (on a weighted-average basis) other outcomes based on the likelihood (at the time) of the
 transaction closing in the first quarter of 2021.

●
The Monte Carlo simulation approach, which was incorporated into the valuation of the Refinitiv warrants, generates values based on the random outcomes from a probability distribution. Key inputs under the Monte Carlo approach include
d
: the estimated equity value of Refinitiv; the capitalization structure of Refinitiv; the expected volatility; the risk-free rate of return; annual dividends or distributions; and assumptions about the timing of a liquidity event.